Stockholders’ Equity (Deficit) and Stock-Based Compensation - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of Units Outstanding
Unvested balances at beginning of period (in shares)	6,277,466	0
Stock units granted (in shares)	161,673	6,283,232
Stock units vested (in shares)	0	0
Stock units forfeited (in shares)	(222,628)	(5,766)
Unvested balances at end of period (in shares)	6,216,511	6,277,466
Weighted-Average Grant Date Fair Value Per Share
Unvested balances at beginning of period (in dollars per share)	$ 14.21	$ 0.00
Stock units granted (in dollars per share)	19.02	14.21
Stock units vested (in dollars per share)	0.00	0.00
Stock units forfeited (in dollars per share)	14.21	14.21
Unvested balances at end of period (in dollars per share)	$ 14.37	$ 14.21
Aggregate Intrinsic Value (in thousands)
Unvested balances at end of period	$ 121,346	$ 86,817
Weighted-Average Remaining Contractual Term (in years)
Unvested balances at end of period	3 years 6 months 30 days	3 years 9 months 22 days